Significant Accounting Policies - Schedule of Property Plant and Equipment Depreciation Rate (Details)	12 Months Ended
Dec. 31, 2019
Laboratory Equipment [Member]
Property, plant and equipment, depreciation rate	15.00%
Furniture and Equipment [Member] | Minimum [Member]
Property, plant and equipment, depreciation rate	7.00%
Furniture and Equipment [Member] | Maximum [Member]
Property, plant and equipment, depreciation rate	15.00%
Computers [Member]
Property, plant and equipment, depreciation rate	33.00%
Vehicle [Member]
Property, plant and equipment, depreciation rate	15.00%